DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                             ----------------------

                             DWS Strategic Value VIP

Effective July 31, 2009, Deutsche Investment Management Americas Inc. (the "Advisor") assumed all day-to-day advisory responsibilities for the portfolio that were previously delegated to Deutsche Asset Management International GmbH ("DeAMi") pursuant to an interim subadvisory agreement between the Advisor and DeAMi. All references to DeAMi are hereby deleted.






               Please Retain This Supplement for Future Reference



August 5, 2009                                            [DWS INVESTMENTS LOGO]
VS-3622R                                                   [Deutsche Bank Group]

Supplement to the currently effective Statement of Additional Information for the listed Portfolio:

DWS Variable Series II:
         DWS Strategic Value VIP
--------------------------------------------------------------------------------

Effective July 31, 2009, Deutsche Investment Management Americas Inc. (the "Advisor") assumed all day-to-day advisory responsibilities for the portfolio that were previously delegated to Deutsche Asset Management International GmbH ("DeAMi") pursuant to an interim subadvisory agreement between the Advisor and DeAMi. All references to DeAMi are hereby deleted.




               Please Retain this Supplement for Future Reference


August 5, 2009